CERTIFICATION OF
                          STRONG INCOME FUNDS II, INC.
                          ----------------------------
                       on behalf of the following series:
                            Strong Advisor Bond Fund


STRONG INCOME FUNDS II, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Bond Fund's Prospectus for Class K dated December 31, 2001 and Statement of Additional Information dated March 1, 2001, as supplemented on December 31, 2001, filed by the Registrant pursuant to Post-Effective Amendment No. 20 (File No. 33-61545; 811-7335), which was filed with the Securities and Exchange Commission on December 28, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG INCOME FUNDS II, INC.




                                               /s/ Richard W. Smirl
                                            ------------------------------------
                                          By:      Richard W. Smirl
                                          Title:   Secretary


Dated: January 4, 2002